Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Consideration in 583,321 newly issued common shares	40,833
Consideration in cash	2,500
Consideration previously advanced for M/T Eco Fleet	7,000
Total consideration	50,333
Less: Net assets of companies acquired	(22,087)
Excess of consideration over acquired assets	28,246